Accounting Principles (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Principles
Schedule of financial assets and liabilities measured at fair value

The tables below present the financial assets and liabilities of the Company measured at fair value at December 31, 2022:

At December 31, 2022 (in thousands of euros)	Level 1	Level 2	Level 3
Assets
Financial assets at fair value through profit or loss
Term deposits	—	—	—
Total assets	—	—	—
Long-term financial debt - derivatives	—	—	9,876
Total liabilities	—	—	9,876

The tables below present the financial assets and liabilities of the Company measured at fair value at December 31, 2021:

At December 31, 2021 (in thousands of euros)	Level 1	Level 2	Level 3
Assets
Financial assets at fair value through profit or loss
Term deposits	8,829	—	—
Total assets	8,829	—	—
Total liabilities	—	—	—

The tables below present the financial assets and liabilities of the Company measured at fair value at December 31, 2020:

At December 31, 2020 (in thousands of euros)	Level 1	Level 2	Level 3
Assets
Financial assets at fair value through profit or loss
Foreign currency forwards(1)	—	1,791	—
Total assets	—	1,791	—
Total liabilities	—	—	—
(1)	The valuation of the instrument is estimated based on observable market parameters. The instrument is not directly listed on a market.

Summary of entity's geographical split

	As of December 31,
(in thousands of euros)	2020	2021	2022
France	935	770	568
USA	—	—	—
China	—	—	—
Intangible assets	935	770	568

	As of December 31,
(in thousands of euros)	2020	2021	2022
France	3,282	3,096	6,324
USA	—	101	1,062
China	—	—	—
Property, plant and equipment	3,282	3,196	7,385

	As of December 31,
(in thousands of euros)	2020	2021	2022
France	1,706	2,442	1,603
USA	—	—	65
China	—	—	—
Other non-current assets	1,706	2,442	1,668

	As of December 31,
(in thousands of euros) (1)	2020	2021	2022
France	372	194	125
USA	—	4,000	—
China	—	—	12,054
Revenue	372	4,194	12,179
(1)	Allocation is based on customer location.